Share capital and reserves (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 GBP (£) £ / shares shares
Share capital and reserves
Value of shares			£ 15,167		£ 16,367		£ 16,000
Capital redemption reserve			459		608		459
Capital contributions received	£ 51	£ 1,300	800
Additional share capital issued			0		0		0
Ordinary shares of 1
Share capital and reserves
Value of shares					£ 1,678		£ 1,678
Number of shares | shares					1,678		1,678
Par value | £ / shares					£ 1		£ 1
Dividends paid	£ 0	£ 0	£ 0
Non-cumulative preference shares of 1
Share capital and reserves
Value of shares					£ 140		£ 140
Number of shares | shares					140		140
Par value | £ / shares					£ 1		£ 1
Interest rate					9.00%
Non-cumulative preference shares of US$25
Share capital and reserves
Value of shares							£ 123
Number of shares | shares							10
Par value | $ / shares				$ 25		$ 25